Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements of Cash Flows [Abstract]
Net loss	$ (4,705,291)	$ (6,964,233)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization expense	545,890	662,003
Loss on impairment of intangible assets	303,859
Share-based compensation	369,385	867,365
Amortization of deferred compensation	131,680	1,627,919
Gain on sale of discontinued operations
Common stock issued for services rendered	293,199	509,484
Common stock issued for settlement		401,783
Amortization of deferred finance costs	27,500	27,015
(Increase) decrease in:
Accounts receivable	284,423	(1,104,934)
Prepaid expense	982	(33,545)
Other	(27,499)
Inventory	6,216	89,164
Deposits
Increase (decrease) in:
Accounts payable and accrued liabilities	538,441	(259,757)
Deferred revenue	(54,678)	49,321
NET CASH USED IN OPERATING ACTIVITIES	(2,285,893)	(4,128,415)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(136,759)	(85,624)
Investment in marketable securities		(48,000)
NET CASH USED IN INVESTING ACTIVITIES	(136,759)	(133,624)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable	836,024	1,602,024
Payments on notes payable	(512,621)	(1,835,395)
Proceeds from sale of common stock	288,111	2,380,630
Proceeds from exercise of common stock options	1,275,102	2,591,626
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,886,616	4,738,885
NET INCREASE (DECREASE) IN CASH	(536,036)	476,846
CASH - beginning of period	540,156	63,310
CASH - end of period	4,120	540,156
Cash paid for:
Interest	383,419	526,232
Income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for debt and interest
Common stock issued in connection with convertible debenture		1,090,136
Common stock issued in connection with acquisition/disposition